Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Debt securities in issue [line items]
Debt securities in issue	¥ 10,569,117	¥ 11,165,623
Sumitomo mitsui banking corporation [member]
Debt securities in issue [line items]
Debt securities in issue	4,716,206	5,313,238
Sumitomo mitsui banking corporation [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,521,437	1,389,908
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	(0.50%)
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.26%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 99,000	156,182
Sumitomo mitsui banking corporation [member] | Bonds [member] | Japanese Yen [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2017
Debt securities in issue, Interest rate	0.25%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Japanese Yen [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	0.33%
Sumitomo mitsui banking corporation [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 2,072,295	2,404,015
Sumitomo mitsui banking corporation [member] | Bonds [member] | U.S. Dollar [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2017
Debt securities in issue, Interest rate	1.21%
Sumitomo mitsui banking corporation [member] | Bonds [member] | U.S. Dollar [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2045
Debt securities in issue, Interest rate	4.30%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 260,236	417,767
Sumitomo mitsui banking corporation [member] | Bonds [member] | Euro [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2017
Debt securities in issue, Interest rate	0.00%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Euro [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	2.75%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 63,572	77,270
Sumitomo mitsui banking corporation [member] | Bonds [member] | Australia, Dollars [Member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2017
Debt securities in issue, Interest rate	2.97%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Australia, Dollars [Member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	4.13%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue	¥ 32,009	34,136
Sumitomo mitsui banking corporation [member] | Bonds [member] | Hong Kong, Dollars [Member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	2.09%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Hong Kong, Dollars [Member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	2.92%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Thailand, Baht [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Thai baht
Debt securities in issue	¥ 25,575	11,410
Sumitomo mitsui banking corporation [member] | Bonds [member] | Thailand, Baht [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	2.00%
Sumitomo mitsui banking corporation [member] | Bonds [member] | Thailand, Baht [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	2.09%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 385,522	565,599
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Japanese Yen [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2017
Debt securities in issue, Interest rate	0.87%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Japanese Yen [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2026
Debt securities in issue, Interest rate	2.80%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	4.85%
Debt securities in issue	¥ 158,912	167,724
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue, Maturity year	2020
Debt securities in issue, Interest rate	4.00%
Debt securities in issue	¥ 97,648	89,227
Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	1,636,619	3,031,029
Other subsidiaries [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 946,208	2,128,438
Other subsidiaries [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	0.00%
Other subsidiaries [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.42%
Other subsidiaries [member] | Bonds [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 616,267	788,633
Other subsidiaries [member] | Bonds [member] | Japanese Yen [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2017
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Japanese Yen [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2048
Debt securities in issue, Interest rate	21.00%
Other subsidiaries [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 24,599	68,616
Other subsidiaries [member] | Bonds [member] | U.S. Dollar [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2017
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | U.S. Dollar [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2037
Debt securities in issue, Interest rate	8.00%
Other subsidiaries [member] | Bonds [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indonesian rupiah
Debt securities in issue, Maturity year	2018
Debt securities in issue, Interest rate	9.85%
Debt securities in issue	¥ 19,081	8,688
Other subsidiaries [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 1,896	1,654
Other subsidiaries [member] | Bonds [member] | Australia, Dollars [Member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Australia, Dollars [Member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2031
Debt securities in issue, Interest rate	3.00%
Other subsidiaries [member] | Bonds [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Turkish lira
Debt securities in issue	¥ 3,568
Other subsidiaries [member] | Bonds [member] | Turkish Lira [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Bonds [member] | Turkish Lira [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	9.00%
Other subsidiaries [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 25,000	35,000
Other subsidiaries [member] | Subordinated bonds [Member] | Japanese Yen [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2019
Debt securities in issue, Interest rate	2.31%
Other subsidiaries [member] | Subordinated bonds [Member] | Japanese Yen [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.15%
SMFG [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 4,216,292	2,821,356
SMFG [member] | Bonds [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 3,285,000	1,979,000
SMFG [member] | Bonds [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 2,583,513	1,639,109
SMFG [member] | Bonds [member] | U.S. Dollar [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2021
Debt securities in issue, Interest rate	1.99%
SMFG [member] | Bonds [member] | U.S. Dollar [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2048
Debt securities in issue, Interest rate	4.30%
SMFG [member] | Bonds [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 509,987	239,081
SMFG [member] | Bonds [member] | Euro [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	0.12%
SMFG [member] | Bonds [member] | Euro [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	1.72%
SMFG [member] | Bonds [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 179,367	93,691
SMFG [member] | Bonds [member] | Australia, Dollars [Member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	3.07%
SMFG [member] | Bonds [member] | Australia, Dollars [Member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.13%
SMFG [member] | Subordinated bonds [Member]
Debt securities in issue [line items]
Debt securities in issue	¥ 945,000	856,000
SMFG [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 757,999	653,778
SMFG [member] | Subordinated bonds [Member] | Japanese Yen [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.30%
SMFG [member] | Subordinated bonds [Member] | Japanese Yen [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2030
Debt securities in issue, Interest rate	1.33%
SMFG [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	4.44%
Debt securities in issue	¥ 185,426	195,697
SMFG [member] | Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 280,880	¥ 280,784